Document and Entity Information	Nov. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	Warrior Technologies Acquisition Co
Entity Central Index Key	0001820209
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-40124
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2180589
Entity Address, Address Line One	400 W. Illinois
Entity Address, Address Line Two	Suite 1120
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	818-0498
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A common stock, par value $0.0001 per share
Trading Symbol	WARR
Name of each exchange on which registered	NYSE
Units
Document Information [Line Items]
Title of each class	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	WARR.U
Name of each exchange on which registered	NYSE
Warrants
Document Information [Line Items]
Title of each class	Warrants, each whole warrant exercisable for one share ofClass A common stock at an exercise price of $11.50 per share
Trading Symbol	WARR.WS
Name of each exchange on which registered	NYSE